[VAN ECK GLOBAL LETTERHEAD]

October 17, 2008

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:Van Eck Funds (the “Trust;” File Nos. 002-97596 & 811-04297)

Dear Sir or Madam:

I enclose Post-Effective Amendment No. 69 to the Trust’s registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof in connection with the proposed offering of one new series of the Trust.

If you have any questions, please feel free to contact me at (212) 293-2029. Thank you.

Best regards,

/s/ Jonathan R. Simon

Jonathan R. Simon